BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,669,426	$ 3,652,263
Changes in real incurred cost	(69,221)	68,280
Additions through acquisition and costs of new plantations	185,336	226,757
Sales	(47,110)	(2,722)
Harvest	(99,300)	(133,335)
Increases (decreases) in Foreign Currency Translation	(98,282)	(18,392)
Loss of forest due to fires	(9,861)	(3,823)
Transfers from non-current to current	0	0
Other Increases (decreases)	(4)	(205)
Changes in fair value	(1,378)	(51,117)
Gain (losses) arising from changes in fair value minus sale costs	182,950	154,705	$ 84,476
Sales	15,184	(4,015)
Harvest	(182,753)	(198,089)
Loss of forest due to fires	(16,759)	(3,718)
Transfers from non-current to current	0	0
Total Changes	(70,599)	17,163
Closing Balance	3,598,827	3,669,426	3,652,263
Biological assets Current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	275,792	315,924
Changes in real incurred cost	(1,140)	(22,719)
Additions through acquisition and costs of new plantations	2,590	9,195
Sales	0	0
Harvest	(99,300)	(133,335)
Increases (decreases) in Foreign Currency Translation	(12,889)	4,699
Loss of forest due to fires	(326)	0
Transfers from non-current to current	108,786	96,875
Other Increases (decreases)	(1)	(153)
Changes in fair value	28,058	(17,413)
Gain (losses) arising from changes in fair value minus sale costs	0	(6,588)
Sales	0	0
Harvest	(182,753)	(198,089)
Loss of forest due to fires	0	0
Transfers from non-current to current	210,811	187,264
Total Changes	26,918	(40,132)
Closing Balance	302,710	275,792	315,924
Biological assets Non-current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	3,393,634	3,336,339
Changes in real incurred cost	(68,081)	90,999
Additions through acquisition and costs of new plantations	182,746	217,562
Sales	(47,110)	(2,722)
Harvest	0	0
Increases (decreases) in Foreign Currency Translation	(85,393)	(23,091)
Loss of forest due to fires	(9,535)	(3,823)
Transfers from non-current to current	(108,786)	(96,875)
Other Increases (decreases)	(3)	(52)
Changes in fair value	(29,436)	(33,704)
Gain (losses) arising from changes in fair value minus sale costs	182,950	161,293
Sales	15,184	(4,015)
Harvest	0	0
Loss of forest due to fires	(16,759)	(3,718)
Transfers from non-current to current	(210,811)	(187,264)
Total Changes	(97,517)	57,295
Closing Balance	$ 3,296,117	$ 3,393,634	$ 3,336,339